Business Acquisitions - Additional Information (Details) - USD ($)				12 Months Ended
	Apr. 28, 2017	Oct. 03, 2016	Apr. 18, 2016	Dec. 31, 2017
Acquired technology
Business Acquisition [Line Items]
Acquired technology, amortization period (in years)				3 years
Customer relationships
Business Acquisition [Line Items]
Acquired technology, amortization period (in years)				2 years
Oberlo UAB
Business Acquisition [Line Items]
Percentage of company acquired	100.00%
Cash consideration	$ 17,239,000
Goodwill recognized expected to be deductible for income tax purposes				$ 0
Oberlo UAB | Acquired technology
Business Acquisition [Line Items]
Estimated fair value of identifiable assets acquired	11,590,000
Oberlo UAB | Customer relationships
Business Acquisition [Line Items]
Estimated fair value of identifiable assets acquired	$ 395,000
Boltmade Inc.
Business Acquisition [Line Items]
Percentage of company acquired		100.00%
Cash consideration		$ 6,015,000
Goodwill recognized expected to be deductible for income tax purposes				0
Kit CRM Inc.
Business Acquisition [Line Items]
Percentage of company acquired			100.00%
Cash consideration			$ 8,254,000
Goodwill recognized expected to be deductible for income tax purposes				$ 0
Kit CRM Inc. | Acquired technology
Business Acquisition [Line Items]
Estimated fair value of identifiable assets acquired			$ 1,071,000
Acquired technology, amortization period (in years)				2 years